Schedule of changes in share capital and share premium (Details) (Parenthetical) $ / shares in Units, ₨ in Thousands, shares in Thousands, $ in Thousands			12 Months Ended
	Jun. 17, 2020 USD ($) $ / shares shares	Jun. 17, 2020 INR (₨)	Mar. 31, 2022 USD ($) ₨ / shares	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Jun. 17, 2020 ₨ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares issued	14,375,000						14,375,000
[custom:PublicOfferingPrice-0] | (per share)	$ 0.80						₨ 60.52
Aggregate price of public offering	$ 11,388	₨ 861,464
Proceeds from issue of ordinary shares	10,208	772,207			₨ 772,207
Share issue related cost | ₨					₨ 23,979
Underwriters Commission Expense	$ 750	56,738
Closing foreign exchange rate | ₨ / shares			75.87	75.87			75.65
Underwriters [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,875,000						1,875,000
[custom:PublicOfferingPrice-0] | (per share)	$ 0.74						₨ 55.98
Share issue related cost	$ 1,180	₨ 89,257